TRADE RECEIVABLES, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
TRADE RECEIVABLES, NET
Trade receivables, net	$ 1,880	$ 1,936
Gross carrying amount
TRADE RECEIVABLES, NET
Trade receivables, net	2,006	2,025
Less - allowance for doubtful accounts
TRADE RECEIVABLES, NET
Trade receivables, net	$ 126	$ 89